Business combinations (Tables)	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following summarizes the fair values of assets and liabilities assumed:

(in thousands of US dollars)
Consideration
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$91,768
Working capital adjustment	407
Total consideration		$92,175

Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total long term assets		378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736

Non-controlling interest in total identifiable net assets		88,561

Acquired share in total identifiable net asset		$92,175

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
Periods prior to December 2016 reflect only costs incurred during the construction and pre-contract period of operations and would not be indicative of the future results of operations or the cash flows that the Partnership will consolidate going forward.

Year ended
December
(in thousands of U.S. dollars)	31, 2016
Total revenue	$96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners’ interest in net income (loss)	$32,200